OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Assets [Abstract]
Prepaid expenses	$ 2,391	$ 4,031
Other receivables	6,291	5,249
Prepaid expenses and other assets	$ 8,682	$ 9,280